Institutional Class Z [Member] Expense Example - Institutional Class Z [Member] - Institutional Class Z	Oct. 31, 2024 USD ($)
Harding Loevner International Small Companies Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Harding Loevner Frontier Emerging Markets Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	$ 1,616